Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of differences between tax provision and Federal and Provincial statutory income taxes	The reasons for the differences are as follows:

Year ended December 31,	2022	2021
Income before income taxes	$84,445	$60,693
Equity earnings in affiliates and joint ventures	(37,053)	(21,860)
	$47,392	$38,833
Tax rate	23.00%	23.00%
Expected expense	$10,900	$8,932
Adjustments related to:
Stock-based compensation	1,090	1,043
Foreign tax rate differential	183	233
Tax on equity earnings in affiliates and joint ventures	5,162	935
Other	(262)	(1,858)
Total income tax expense	$17,073	$9,285

Current income tax expense	$1,627	$1,000
Deferred income tax expense	15,446	8,285
Total income tax expense	$17,073	$9,285

Schedule of deferred tax assets and liabilities
The deferred tax assets and liabilities are summarized below:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Non-capital and net capital loss carryforwards	$33,630	$40,367
Finance lease obligations	17,981	24,785
Operating lease obligations	3,415	3,247
Stock-based compensation	4,200	4,029
Other	2,241	(1,154)
	$61,467	$71,274

Deferred tax liabilities:
Contract assets	$3,199	$932
Property, plant and equipment	123,274	124,265
Other	6,494	2,277
	$132,967	$127,474

Net deferred income tax liability	$71,500	$56,200
Classified as:

	December 31, 2022	December 31, 2021
Deferred tax asset	$387	$—
Deferred tax liability	(71,887)	(56,200)
	$(71,500)	$(56,200)

Schedule of non-capital losses for income tax purposes
At December 31, 2022, the Company has non-capital loss carryforwards of $146,217, which expire as follows:

December 31, 2022
2026	$3
2027	278
2032	176
2033	9,095
2037	5
2039	146
2040	112,450
2041	16,816
2042	7,248
$146,217